Note 12 - Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
As of October 31	2013	2012
Employee-related accruals(Note 23)	$10,053	$4,922
FDA provision(a)	2,612	8,321
Captive insurance liability(Note 26)	392	2,119
AECL revenue share and waste disposal	2,218	3,770
Restructuring provision(Note 19)	1,070	3,453
Other(b)	25,063	57,737
Accrued liabilities	$41,408	$80,322